File Number: 333-114788
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933



                                                              September 7, 2012


                       PIONEER IBBOTSON ASSET ALLOCATION SERIES
               SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2011

     Effective July 1, 2012, the following replaces the corresponding paragraphs and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS. The table below indicates, for the portfolio managers of each fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of as of June 30, 2012, for Paul Arnold and July 31, 2011 for Scott Wentsel and Brian Huckstep. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts, but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

AGGRESSIVE PORTFOLIO

                                                                                         NUMBER OF
                                                                                          ACCOUNTS           ASSETS
                                                                                          MANAGED            MANAGED
                                                                                         FOR WHICH          FOR WHICH
                                                                                          ADVISORY          ADVISORY
NAME OF                                                  NUMBER OF                         FEE IS            FEE IS
PORTFOLIO                                                ACCOUNTS      TOTAL ASSETS       PERFORMANCE-    PERFORMANCE-
MANAGER                     TYPE OF ACCOUNT               MANAGED         MANAGED           BASED            BASED
---------------  --------------------------------------  -----------   ---------------  ---------------   ------------
Paul Arnold      Other Registered Investment Companies       0         $             0        N/A             N/A
                 Other Pooled Investment Vehicles            0         $             0        N/A             N/A
                 Other Accounts                              0         $             0        N/A             N/A

Scott Wentsel    Other Registered Investment Companies       16        $ 5,224,817,000        N/A             N/A
                 Other Pooled Investment Vehicles            0         $             0        N/A             N/A
                 Other Accounts                          633,500*      $65,614,405,000        N/A             N/A

Brian Huckstep   Other Registered Investment Companies       3         $   113,858,000        N/A             N/A
                 Other Pooled Investment Vehicles            0         $             0        N/A             N/A
                 Other Accounts                              23        $   174,907,000        N/A             N/A
---------------  --------------------------------------  ---------   ---------------  ---------------  -------------

CONSERVATIVE PORTFOLIO

                                                                                       NUMBER OF
                                                                                        ACCOUNTS         ASSETS
                                                                                        MANAGED          MANAGED
                                                                                       FOR WHICH        FOR WHICH
                                                                                        ADVISORY         ADVISORY
NAME OF                                                  NUMBER OF                       FEE IS           FEE IS
PORTFOLIO                                                ACCOUNTS     TOTAL ASSETS     PERFORMANCE-     PERFORMANCE-
MANAGER                      TYPE OF ACCOUNT              MANAGED       MANAGED          BASED             BASED
---------------  --------------------------------------  ---------   ---------------  ---------------  -------------
Paul Arnold      Other Registered Investment Companies       0       $             0       N/A              N/A
                 Other Pooled Investment Vehicles            0       $             0       N/A              N/A
                 Other Accounts                              0       $             0       N/A              N/A

Scott Wentsel    Other Registered Investment Companies       16      $ 5,292,430,000       N/A              N/A
                 Other Pooled Investment Vehicles            0       $             0       N/A              N/A
                 Other Accounts                          633,500*    $65,614,405,000       N/A              N/A

Brian Huckstep   Other Registered Investment Companies       3       $   181,471,000       N/A              N/A
                 Other Pooled Investment Vehicles            0       $             0       N/A              N/A
                 Other Accounts                              23      $   174,907,000       N/A              N/A
---------------  --------------------------------------  ---------   ---------------  ---------------  -------------

GROWTH PORTFOLIO

                                                                                       NUMBER OF
                                                                                        ACCOUNTS         ASSETS
                                                                                        MANAGED          MANAGED
                                                                                       FOR WHICH        FOR WHICH
                                                                                        ADVISORY         ADVISORY
NAME OF                                                  NUMBER OF                       FEE IS           FEE IS
PORTFOLIO                                                ACCOUNTS     TOTAL ASSETS     PERFORMANCE-     PERFORMANCE-
MANAGER                      TYPE OF ACCOUNT              MANAGED       MANAGED          BASED             BASED
---------------  --------------------------------------  ---------   ---------------  ---------------  -------------
Paul Arnold      Other Registered Investment Companies       0       $             0        N/A            N/A
                 Other Pooled Investment Vehicles            0       $             0        N/A            N/A
                 Other Accounts                              0       $             0        N/A            N/A

Scott Wentsel    Other Registered Investment Companies       21      $ 5,128,303,000        N/A            N/A
                 Other Pooled Investment Vehicles            0       $             0        N/A            N/A
                 Other Accounts                             127      $65,614,405,000        N/A            N/A

Brian Huckstep   Other Registered Investment Companies       3       $    17,344,000        N/A            N/A
                 Other Pooled Investment Vehicles            0       $             0        N/A            N/A
                 Other Accounts                              23      $   174,907,000        N/A            N/A
---------------  --------------------------------------  ---------   ---------------  ---------------  -------------

MODERATE PORTFOLIO

                                                                                       NUMBER OF
                                                                                        ACCOUNTS         ASSETS
                                                                                        MANAGED          MANAGED
                                                                                       FOR WHICH        FOR WHICH
                                                                                        ADVISORY         ADVISORY
NAME OF                                                  NUMBER OF                       FEE IS           FEE IS
PORTFOLIO                                                ACCOUNTS     TOTAL ASSETS     PERFORMANCE-     PERFORMANCE-
MANAGER                      TYPE OF ACCOUNT              MANAGED       MANAGED          BASED             BASED
---------------  --------------------------------------  ---------   ---------------  ---------------  -------------
Paul Arnold      Other Registered Investment Companies       0       $             0        N/A            N/A
                 Other Pooled Investment Vehicles            0       $             0        N/A            N/A
                 Other Accounts                              0       $             0        N/A            N/A

Scott Wentsel    Other Registered Investment Companies       16      $ 5,137,038,000        N/A            N/A
                 Other Pooled Investment Vehicles            0       $             0        N/A            N/A
                 Other Accounts                          633,500*    $65,614,405,000        N/A            N/A

Brian Huckstep   Other Registered Investment Companies       3       $    26,079,000        N/A            N/A
                 Other Pooled Investment Vehicles            0       $             0        N/A            N/A
                 Other Accounts                              23      $   174,907,000        N/A            N/A
---------------  --------------------------------------  ---------   ---------------  ---------------  -------------

* Of the total number of accounts, 633,223 accounts and $19,242,858,104 relates to individual retirement accounts that Ibbotson has discretionary management authority over through its managed account service, which is made available through retirement plan providers and sponsors. In the event any of the Funds are included in a retirement plan, Ibbotson will exclude the Fund or Funds from the universe of possible investments it may recommend to the individual participant. This exclusion is intended to prevent a prohibited transaction under ERISA.

      The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

      SHARE OWNERSHIP BY PORTFOLIO MANAGERS. The following table indicates as of June 30, 2012 for Paul Arnold and July 31, 2011 for Scott Wentsel and Brian Huckstep the value, within the indicated range, of shares beneficially owned by the portfolio managers of each fund.

AGGRESSIVE PORTFOLIO

NAME OF PORTFOLIO MANAGER    BENEFICIAL OWNERSHIP OF THE PORTFOLIO*
--------------------------   ---------------------------------------
Paul Arnold                  A
Scott Wentsel                A
Brian Huckstep               A

CONSERVATIVE PORTFOLIO

NAME OF PORTFOLIO MANAGER    BENEFICIAL OWNERSHIP OF THE PORTFOLIO*
--------------------------   ---------------------------------------
Paul Arnold                  A
Scott Wentsel                A
Brian Huckstep               C

GROWTH PORTFOLIO

NAME OF PORTFOLIO MANAGER    BENEFICIAL OWNERSHIP OF THE PORTFOLIO*
--------------------------   ---------------------------------------
Paul Arnold                  A
Scott Wentsel                A
Brian Huckstep               A

MODERATE PORTFOLIO

NAME OF PORTFOLIO MANAGER    BENEFICIAL OWNERSHIP OF THE PORTFOLIO*
--------------------------   ---------------------------------------
Paul Arnold                  A
Scott Wentsel                A
Brian Huckstep               A

*   Key to Dollar Ranges
A.  None
B.  $1 - $10,000
C.  $10,001 - $50,000
D.  $50,001 - $100,000
E.  $100,001 - $500,000
F.  $500,001 - $1,000,000
G.  Over $1,000,000

                                                                  25973-00-0912
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC